Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Calvert World Values Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Class A, B, C and Y | Calvert International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INTERNATIONAL EQUITY FUND Class (Ticker): A (CWVGX) B (CWVBX) C (CWVCX) Y (CWEYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge decreases over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”) at the time of investment. As of December 31, 2014, the market capitalization of the MSCI EAFE IMI companies ranged from $6.0 million to $236.8 billion with a weighted average level of $53.3 billion.
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor and the Subadvisor focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisor utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and the Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisor depending on market conditions, the Advisor’s or Subadvisor’s respective style biases, and performance opportunities.
The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and the Subadvisor may cause the Fund to underperform.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisor make investment decisions independently from each other. It is possible that the Advisor’s and the Subadvisor’s investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Class A, B, C and Y | Calvert International Equity Fund | MSCI EAFE IMI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.50%)
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class A, B, C and Y | Calvert International Equity Fund | Lipper International Multi-Cap Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Class A, B, C and Y | Calvert International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,368
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	26.60%
Annual Return 2007	rr_AnnualReturn2007	1.90%
Annual Return 2008	rr_AnnualReturn2008	(46.32%)
Annual Return 2009	rr_AnnualReturn2009	21.74%
Annual Return 2010	rr_AnnualReturn2010	5.82%
Annual Return 2011	rr_AnnualReturn2011	(13.91%)
Annual Return 2012	rr_AnnualReturn2012	17.61%
Annual Return 2013	rr_AnnualReturn2013	22.39%
Annual Return 2014	rr_AnnualReturn2014	(7.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	(11.68%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	0.81%
Class A, B, C and Y | Calvert International Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.93%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Class A, B, C and Y | Calvert International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	0.97%
Class A, B, C and Y | Calvert International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	824
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,389
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	324
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	989
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,678
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,159
1 Year	rr_AverageAnnualReturnYear01	(13.09%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	0.17%
Class A, B, C and Y | Calvert International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	362
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,925
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,925
1 Year	rr_AverageAnnualReturnYear01	(9.10%)
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	0.43%
Class A, B, C and Y | Calvert International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_AverageAnnualReturnYear01	(7.01%)
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Class A, B, C and Y | Calvert Capital Accumulation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT CAPITAL ACCUMULATION FUND Class (Ticker): A (CCAFX) B (CWCBX) C (CCACX) Y (CCAYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge decreases over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. As of December 31, 2014, the market capitalization of the Russell Midcap Growth Index companies ranged from $275 million to $33.6 billion with a weighted average level of $13.9 billion.
Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to January 31, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/10	16.97%
Worst Quarter (of periods shown)	12/31/08	-25.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Class A, B, C and Y | Calvert Capital Accumulation Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	16.94%
10 Years	rr_AverageAnnualReturnYear10	9.43%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Lipper Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	15.14%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Annual Return 2005	rr_AnnualReturn2005	(0.38%)
Annual Return 2006	rr_AnnualReturn2006	6.14%
Annual Return 2007	rr_AnnualReturn2007	9.56%
Annual Return 2008	rr_AnnualReturn2008	(36.90%)
Annual Return 2009	rr_AnnualReturn2009	30.35%
Annual Return 2010	rr_AnnualReturn2010	30.02%
Annual Return 2011	rr_AnnualReturn2011	2.20%
Annual Return 2012	rr_AnnualReturn2012	15.83%
Annual Return 2013	rr_AnnualReturn2013	28.86%
Annual Return 2014	rr_AnnualReturn2014	7.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.22%)
1 Year	rr_AverageAnnualReturnYear01	2.30%
5 Years	rr_AverageAnnualReturnYear05	15.19%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	13.50%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	12.18%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	796
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,896
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	296
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,543
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,896
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	14.73%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	15.41%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Class A, B, C and Y | Calvert Capital Accumulation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	16.49%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Class A, B, C and Y | Calvert International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INTERNATIONAL OPPORTUNITIES FUND Class (Ticker): A (CIOAX) C (COICX) Y (CWVYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge decreases over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of
December 31, 2014, the market capitalization of the MSCI EAFE SMID companies ranged from $6.0 million to $35.4 billion with a weighted average level of $5.4 billion.
The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.
The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors’ respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.
Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors’ investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Class A, B, C and Y | Calvert International Opportunities Fund | MSCI EAFE SMID Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	8.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, B, C and Y | Calvert International Opportunities Fund | Lipper International Small/Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.48%)
5 Years	rr_AverageAnnualReturnYear05	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, B, C and Y | Calvert International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,021
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,526
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	34.87%
Annual Return 2010	rr_AnnualReturn2010	12.58%
Annual Return 2011	rr_AnnualReturn2011	(17.87%)
Annual Return 2012	rr_AnnualReturn2012	24.98%
Annual Return 2013	rr_AnnualReturn2013	27.62%
Annual Return 2014	rr_AnnualReturn2014	(4.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
1 Year	rr_AverageAnnualReturnYear01	(9.21%)
5 Years	rr_AverageAnnualReturnYear05	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, B, C and Y | Calvert International Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.09%)
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, B, C and Y | Calvert International Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, B, C and Y | Calvert International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,115
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	842
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,457
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,115
1 Year	rr_AverageAnnualReturnYear01	(6.39%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Class A, B, C and Y | Calvert International Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
5 Years	rr_AverageAnnualReturnYear05	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%
Class A, B, C and Y | Calvert Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT EMERGING MARKETS EQUITY FUND Class (Ticker): A (CVMAX) C (CVMCX) Y (CVMYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge decreases over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participatory notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.
The Subadvisor considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Subadvisor. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.
The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2014, the market capitalization of the MSCI Emerging Markets Index companies ranged from $628.0 million to $256.6 billion with a weighted average level of $44.4 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may engage in foreign currency transactions.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Subadvisor seeks to identify companies located in emerging market countries that are trading at a discount to what the Subadvisor believes to be their intrinsic value but have the potential to increase their book value. To this end, the Subadvisor combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. In addition, the country research process produces a ranking of emerging markets countries based on expected returns with greater active weights allocated to higher-ranking countries. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Subadvisor based on its level of conviction in the country and company with input from proprietary risk models.
The Fund may sell a security when it no longer appears attractive to the Subadvisor or does not meet the Fund’s sustainability and corporate responsibility criteria.
Sustainable and Responsible Investing. The Fund seeks to invest in emerging market companies whose products/services or industrial/ business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets, including development, poverty and health; environment and climate change; and rights and governance.
Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/13	8.90%
Worst Quarter (of periods shown)	9/30/14	-3.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Class A, B, C and Y | Calvert Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class A, B, C and Y | Calvert Emerging Markets Equity Fund | Lipper Emerging Markets Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.89%)
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class A, B, C and Y | Calvert Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	647
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,875
Annual Return 2013	rr_AnnualReturn2013	10.95%
Annual Return 2014	rr_AnnualReturn2014	(1.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.94%)
1 Year	rr_AverageAnnualReturnYear01	(6.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class A, B, C and Y | Calvert Emerging Markets Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class A, B, C and Y | Calvert Emerging Markets Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class A, B, C and Y | Calvert Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,178
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,410
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class A, B, C and Y | Calvert Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.94%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,520
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class I | Calvert International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INTERNATIONAL EQUITY FUND Class (Ticker): I (CWVIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”) at the time of investment. As of December 31, 2014, the market capitalization of the MSCI EAFE IMI companies ranged from $6.0 million to $236.8 billion with a weighted average level of $53.3 billion.
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor and the Subadvisor focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisor utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and the Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisor depending on market conditions, the Advisor’s or Subadvisor’s respective style biases, and performance opportunities.
The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and the Subadvisor may cause the Fund to underperform.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisor make investment decisions independently from each other. It is possible that the Advisor’s and the Subadvisor’s investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.79%
Worst Quarter (of periods shown)	12/31/08	-23.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Class I | Calvert International Equity Fund | MSCI EAFE IMI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.50%)
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class I | Calvert International Equity Fund | Lipper International Multi-Cap Growth Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Class I | Calvert International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	33,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	57,399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	127,100
Annual Return 2005	rr_AnnualReturn2005	11.88%
Annual Return 2006	rr_AnnualReturn2006	27.47%
Annual Return 2007	rr_AnnualReturn2007	2.52%
Annual Return 2008	rr_AnnualReturn2008	(45.98%)
Annual Return 2009	rr_AnnualReturn2009	22.88%
Annual Return 2010	rr_AnnualReturn2010	6.62%
Annual Return 2011	rr_AnnualReturn2011	(13.31%)
Annual Return 2012	rr_AnnualReturn2012	18.49%
Annual Return 2013	rr_AnnualReturn2013	23.25%
Annual Return 2014	rr_AnnualReturn2014	(6.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.93%)
1 Year	rr_AverageAnnualReturnYear01	(6.69%)
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Class I | Calvert International Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.16%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Class I | Calvert International Equity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Class I | Calvert Capital Accumulation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT CAPITAL ACCUMULATION FUND Class (Ticker): I (CCPIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. As of December 31, 2014, the market capitalization of the Russell Midcap Growth Index companies ranged from $275 million to $33.6 billion with a weighted average level of $13.9 billion.
Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/10	17.19%
Worst Quarter (of periods shown)	12/31/08	-25.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Class I | Calvert Capital Accumulation Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	16.94%
10 Years	rr_AverageAnnualReturnYear10	9.43%
Class I | Calvert Capital Accumulation Fund | Lipper Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	15.14%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Class I | Calvert Capital Accumulation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	8,371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26,179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	101,351
Annual Return 2005	rr_AnnualReturn2005	0.54%
Annual Return 2006	rr_AnnualReturn2006	6.98%
Annual Return 2007	rr_AnnualReturn2007	10.42%
Annual Return 2008	rr_AnnualReturn2008	(36.37%)
Annual Return 2009	rr_AnnualReturn2009	31.71%
Annual Return 2010	rr_AnnualReturn2010	31.14%
Annual Return 2011	rr_AnnualReturn2011	2.89%
Annual Return 2012	rr_AnnualReturn2012	16.60%
Annual Return 2013	rr_AnnualReturn2013	29.62%
Annual Return 2014	rr_AnnualReturn2014	8.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
1 Year	rr_AverageAnnualReturnYear01	8.09%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Class I | Calvert Capital Accumulation Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	15.57%
10 Years	rr_AverageAnnualReturnYear10	7.43%
Class I | Calvert Capital Accumulation Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.69%
5 Years	rr_AverageAnnualReturnYear05	13.82%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Class I | Calvert International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INTERNATIONAL OPPORTUNITIES FUND Class (Ticker): I (COIIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of
December 31, 2014, the market capitalization of the MSCI EAFE SMID companies ranged from $6.0 million to $35.4 billion with a weighted average level of $5.4 billion.
The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.
The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors’ respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.
Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors’ investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	24.14%
Worst Quarter (of periods shown)	12/31/08	-24.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Class I | Calvert International Opportunities Fund | MSCI EAFE SMID Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	8.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class I | Calvert International Opportunities Fund | Lipper International Small/Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.48%)
5 Years	rr_AverageAnnualReturnYear05	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class I | Calvert International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	12,025
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	37,472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	64,899
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	143,179
Annual Return 2008	rr_AnnualReturn2008	(43.55%)
Annual Return 2009	rr_AnnualReturn2009	35.39%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Annual Return 2011	rr_AnnualReturn2011	(17.55%)
Annual Return 2012	rr_AnnualReturn2012	25.53%
Annual Return 2013	rr_AnnualReturn2013	28.16%
Annual Return 2014	rr_AnnualReturn2014	(4.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
1 Year	rr_AverageAnnualReturnYear01	(4.21%)
5 Years	rr_AverageAnnualReturnYear05	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class I | Calvert International Opportunities Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.36%)
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class I | Calvert International Opportunities Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class I | Calvert Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT EMERGING MARKETS EQUITY FUND Class (Ticker): I (CVMIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participatory notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.
The Subadvisor considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Subadvisor. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.
The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2014, the market capitalization of the MSCI Emerging Markets Index companies ranged from $628.0 million to $256.6 billion with a weighted average level of $44.4 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may engage in foreign currency transactions.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Subadvisor seeks to identify companies located in emerging market countries that are trading at a discount to what the Subadvisor believes to be their intrinsic value but have the potential to increase their book value. To this end, the Subadvisor combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. In addition, the country research process produces a ranking of emerging markets countries based on expected returns with greater active weights allocated to higher-ranking countries. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Subadvisor based on its level of conviction in the country and company with input from proprietary risk models.
The Fund may sell a security when it no longer appears attractive to the Subadvisor or does not meet the Fund’s sustainability and corporate responsibility criteria.
Sustainable and Responsible Investing. The Fund seeks to invest in emerging market companies whose products/services or industrial/ business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets, including development, poverty and health; environment and climate change; and rights and governance.
Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/13	9.05%
Worst Quarter (of periods shown)	09/30/14	-3.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Class I | Calvert Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class I | Calvert Emerging Markets Equity Fund | Lipper Emerging Markets Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Since Inception	rr_AverageAnnualReturnSinceInception		[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class I | Calvert Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	14,454
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	44,933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	77,634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	170,196
Annual Return 2013	rr_AnnualReturn2013	11.38%
Annual Return 2014	rr_AnnualReturn2014	(1.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.91%)
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class I | Calvert Emerging Markets Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012
Class I | Calvert Emerging Markets Equity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2012

[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.
[3]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[4]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2016. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C, and 1.41% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[5]	The Fund is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Fund since 10/31/12 is 4.24% and the performance for the Lipper Emerging Markets Funds Average is 2.65%.
[6]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%
[7]	The Fund is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Fund since 10/31/12 is 7.01% and the performance for the Lipper Emerging Markets Funds Average. is 2.65%.